Note 3 - Property and Equipment, Net	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consist of the following:

	December 31,	June 30,
	2019	2020
	$	$
		(Unaudited)

Office equipment	150	158
Laboratory equipment	114	113
Motor vehicles	23	22
Leasehold improvements	103	114

	390	407
Less: accumulated depreciation	(181)	(213)

Property and equipment, net	209	194

Depreciation expenses for the
three
and
six
months ended
June 30, 2019
were
$23
and
$41,
respectively. Depreciation expenses for the
three
and
six
months ended
June 30, 2020
were
$17
and
$32,
respectively.